Financing Receivables (Tables)	12 Months Ended
Mar. 31, 2012
Allowance For Credit Losses And Financing Receivables

Rollforward of allowance for credit losses and recorded investment in financing receivables for the fiscal years ended March 31, 2011 and 2012 are as follows:

	2011
	Installment sales receivable	Lease receivable	Loans receivable	Credit receivable	Others	Total
	Millions of yen
Allowance for credit losses:
Balance at March 31, 2011	¥7,593	¥26,391	¥12,091	¥4,877	¥73	¥51,025
collectively evaluated for impairment	5,204	14,916	5,684	4,877	3	30,684
individually evaluated for impairment	2,389	11,475	6,407	—	70	20,341
Financing receivable:
Balance at March 31, 2011	330,331	439,326	68,085	191,919	1,319	1,030,980
collectively evaluated for impairment	327,444	424,480	57,613	191,919	883	1,002,339
individually evaluated for impairment	2,887	14,846	10,472	—	436	28,641

	2012
	Installment sales receivable	Lease receivable	Loans receivable	Credit receivable	Others	Total
	Millions of yen
Allowance for credit losses:
Balance at March 31, 2011	¥7,593	¥26,391	¥12,091	¥4,877	¥73	¥51,025
Provision	3,568	(5,924)	(1,238)	2,546	59	(989)
Charge off	(3,688)	(3,673)	(2,481)	(2,740)	(54)	(12,636)
Balance at March 31, 2012	7,473	16,794	8,372	4,683	78	37,400
collectively evaluated for impairment	6,439	7,686	3,935	4,683	6	22,749
individually evaluated for impairment	1,034	9,108	4,437	—	72	14,651
Financing receivable:
Balance at March 31, 2012	336,980	375,506	65,564	223,821	1,439	1,003,310
collectively evaluated for impairment	335,597	363,345	57,233	223,821	1,367	981,363
individually evaluated for impairment	1,383	12,161	8,331	—	72	21,947

Schedule Of Financing Receivables On Non Accrual Status

Financing receivables on nonaccrual status at March 31, 2011 and 2012 are as follows:

	2011	2012
	Millions of yen
Installment sales receivable	¥738	¥434
Lease receivable	8,876	8,922
Loans receivable	11,758	9,251
Credit receivable	1,712	1,342
Others	—	74

Total	¥23,084	¥20,023

Age Of The Recorded Investment In Financing Receivables

Analysis of the age of the recorded investment in financing receivables at March 31, 2011 and 2012 are as follows:

	2011
	Performing		Nonperforming	Total	Greater than 90 days and accruing
	Current	1-89 days past due	Greater than 90 days
	Millions of yen
Installment sales receivable	¥323,790	¥1,854	¥4,687	¥330,331	¥640
Lease receivable	455,201	942	12,898	469,041	4,022
Credit receivable	187,746	2,653	1,712	192,111	—
Others	1,384	10	242	1,636	—
Total	¥968,121	¥5,459	¥19,539	¥993,119	¥4,662

	2011
	Performing	Nonperforming	Total	Past due and accruing
	Current	Past due
	Millions of yen
Loans receivable	¥189,118	¥11,920	¥201,038	¥—

	2012
	Performing		Nonperforming	Total	Greater than 90 days and accruing
	Current	1-89 days past due	Greater than 90 days
	Millions of yen
Installment sales receivable	¥330,976	¥1,576	¥4,428	¥336,980	¥186
Lease receivable	400,128	3,453	10,368	413,949	1,447
Credit receivable	219,617	2,943	1,342	223,902	—
Others	2,191	5	69	2,265	—
Total	¥952,912	¥7,977	¥16,207	¥977,096	¥1,633

	2012
	Performing	Nonperforming	Total	Past due and accruing
	Current	Past due
	Millions of yen
Loans receivable	¥196,056	¥9,372	¥205,428	¥—

Impaired Financing Receivables

Impaired financing receivables at March 31, 2011 and 2012 are as follows:

	2011
	Recorded Investment	Related Allowance	Unpaid Principal Balance
	Millions of yen
With an allowance recorded	¥11,733	¥7,578	¥11,733
With no related allowance recorded	¥19	¥—	¥52

	2012
	Recorded Investment	Related Allowance	Unpaid Principal Balance	Average Recorded Investment
	Millions of yen
With an allowance recorded	¥9,071	¥5,236	¥9,071	¥10,405
With no related allowance recorded	¥5	¥—	¥56	¥20